Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 29, 2011
Registrant Name	dei_EntityRegistrantName	FQF Trust
Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2011
QuantShares U.S. Market Neutral Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Momentum Fund | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOM
QuantShares U.S. Market Neutral Value Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEP
QuantShares U.S. Market Neutral Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Beta Fund | QuantShares U.S. Market Neutral Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAH
QuantShares U.S. Market Neutral Size Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Size Fund | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIZ
QuantShares U.S. Market Neutral Quality Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Quality Fund | QuantShares U.S. Market Neutral Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QLT
QuantShares U.S. Market Neutral Anti-Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Momentum Fund | QuantShares U.S. Market Neutral Anti-Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NOMO
QuantShares U.S. Market Neutral Anti-Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAL